Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Notes to Financial Statements (Details) - Parent Company [Member]
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 14, 2015 USD ($)	Sep. 07, 2015 USD ($) $ / shares	Mar. 12, 2015 USD ($) Installment $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 01, 2015 USD ($)
Basis of Presentation [Abstract]
Cash dividends from subsidiaries				$ 0	$ 0	$ 0
Guarantee [Abstract]
Maximum potential amount under guarantee				$ 178,447
Unsecured Convertible Promissory Note [Member] | Jelco Delta Holding Corp [Member]
Convertible Promissory Notes [Abstract]
Convertible promissory notes			$ 4,000
Number of periodic payments | Installment			10
Amount of semi-annual installments			$ 200
Amount of balloon installment			$ 2,000
Convertible notes, maturity date			Mar. 19, 2020
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares			$ 0.90
Unsecured Convertible Promissory Note [Member] | Jelco Delta Holding Corp [Member] | Maximum [Member]
Convertible Promissory Notes [Abstract]
Convertible notes payment deferment period | Installment			3
Unsecured Revolving Convertible Note [Member] | Jelco Delta Holding Corp [Member]
Convertible Promissory Notes [Abstract]
Convertible promissory notes		$ 6,765
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares		$ 0.90
Revolving convertible promissory note tenor		5 years
Decrease in applicable limit		$ (1,000)
Convertible Promissory Notes Amendment No. 1 to Unsecured Revolving Convertible Notes [Member] | Jelco Delta Holding Corp [Member]
Convertible Promissory Notes [Abstract]
Increase in the maximum principal amount available to be drawn							$ 9,765
Convertible Promissory Notes Amendment No. 2 to Unsecured Revolving Convertible Notes [Member] | Jelco Delta Holding Corp [Member]
Convertible Promissory Notes [Abstract]
Decrease in applicable limit	$ (2,000)
Increase in the maximum principal amount available to be drawn	$ 11,765